May 3, 2002
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk
            Stop 1-4
               Re: Montana Tax-Free Fund, Inc., File No. 33-63306

Ladies/Gentlemen:
Pursuant to the requirements of Rule 497(c) of the General Rules and Regulations of the Securities Act of 1933, we are submitting one copy of the form of prospectus and the form of statement of additional information in the exact form in which it is being used with respect to the above-captioned fund.
                                               Very truly yours,


                                              /s/Robert E. Walstad
                                              ----------------------------
                                              Robert E. Walstad, President